T. ROWE PRICE Large-Cap Value Fund
September 30, 2022 (Unaudited)
1
Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 97.5%
COMMUNICATION SERVICES 5.6%
Entertainment 1.9%
Walt Disney (1) 602,567 56,840
56,840
Interactive Media & Services 1.7%
Alphabet, Class C (1) 259,940 24,993
Meta Platforms, Class A (1) 205,100 27,828
52,821
Media 2.0%
Comcast, Class A  692,237 20,303
News, Class A  2,594,183 39,198
59,501
Total Communication Services 169,162
CONSUMER DISCRETIONARY 3.3%
Auto Components 0.1%
Magna International (2) 86,530 4,103
4,103
Hotels, Restaurants & Leisure 0.7%
Las Vegas Sands (1) 573,950 21,535
21,535
Multiline Retail 0.3%
Kohl's (2) 394,087 9,911
9,911
Specialty Retail 2.2%
Best Buy  373,600 23,664
TJX  709,258 44,059
67,723
Total Consumer Discretionary 103,272
CONSUMER STAPLES 8.4%
Beverages 0.9%
Coca-Cola  476,038 26,668
26,668
Food & Staples Retailing 2.3%
Walmart  532,473 69,062
69,062
Food Products 1.9%
Conagra Brands  1,731,371 56,495
56,495
T. ROWE PRICE Large-Cap Value Fund

T. ROWE PRICE Large-Cap Value Fund

Shares $ Value
(Cost and value in $000s)
‡
Household Products 1.4%
Kimberly-Clark  381,302 42,912
42,912
Tobacco 1.9%
Philip Morris International  683,328 56,723
56,723
Total Consumer Staples 251,860
ENERGY 7.7%
Oil, Gas & Consumable Fuels 7.7%
ConocoPhillips  472,865 48,393
Exxon Mobil  513,567 44,839
TC Energy (2) 1,379,816 55,593
TotalEnergies, ADR (2) 1,812,609 84,323
Total Energy 233,148
FINANCIALS 14.6%
Banks 6.7%
Bank of America  1,098,451 33,173
Citigroup  564,100 23,506
Fifth Third Bancorp  444,935 14,220
Huntington Bancshares  2,727,096 35,943
Wells Fargo  2,362,468 95,019
201,861
Capital Markets 1.8%
Charles Schwab  175,320 12,600
Goldman Sachs Group  123,366 36,152
Morgan Stanley  93,301 7,372
56,124
Diversified Financial Services 1.4%
Equitable Holdings  1,600,447 42,172
42,172
Insurance 4.7%
American International Group  1,292,281 61,357
Chubb  372,334 67,720
Hartford Financial Services Group  242,600 15,027
144,104
Total Financials 444,261
HEALTH CARE 19.4%
Biotechnology 1.4%
AbbVie  319,487 42,878
42,878

T. ROWE PRICE Large-Cap Value Fund

Shares $ Value
(Cost and value in $000s)
‡
Health Care Equipment & Supplies 6.2%
Becton Dickinson & Company  285,363 63,587
Hologic (1) 346,283 22,342
Medtronic  593,822 47,951
Zimmer Biomet Holdings  503,927 52,686
186,566
Health Care Providers & Services 4.9%
Cigna  201,724 55,973
CVS Health  309,280 29,496
Elevance Health  138,236 62,792
148,261
Life Sciences Tools & Services 0.8%
Thermo Fisher Scientific  49,159 24,933
24,933
Pharmaceuticals 6.1%
Bristol-Myers Squibb  374,100 26,595
Elanco Animal Health (1) 1,533,156 19,026
Johnson & Johnson  450,478 73,590
Merck  399,577 34,412
Pfizer  717,781 31,410
185,033
Total Health Care 587,671
INDUSTRIALS & BUSINESS SERVICES 11.0%
Aerospace & Defense 1.5%
Boeing (1) 60,154 7,283
L3Harris Technologies  181,200 37,659
44,942
Air Freight & Logistics 2.1%
United Parcel Service, Class B  387,640 62,619
62,619
Airlines 0.5%
Southwest Airlines (1) 537,739 16,584
16,584
Commercial Services & Supplies 0.5%
Stericycle (1) 361,374 15,217
15,217
Industrial Conglomerates 3.8%
General Electric  1,264,301 78,273
Siemens (EUR)  364,426 35,620
113,893

T. ROWE PRICE Large-Cap Value Fund

Shares $ Value
(Cost and value in $000s)
‡
Machinery 2.6%
Cummins  262,876 53,498
Stanley Black & Decker  329,700 24,797
78,295
Total Industrials & Business Services 331,550
INFORMATION TECHNOLOGY 9.3%
Communications Equipment 0.7%
Cisco Systems  515,312 20,613
20,613
Electronic Equipment, Instruments & Components 0.7%
TE Connectivity  196,478 21,683
21,683
IT Services 2.1%
Fiserv (1) 684,510 64,050
64,050
Semiconductors & Semiconductor Equipment 3.9%
Applied Materials  146,091 11,969
NXP Semiconductors  40,217 5,932
QUALCOMM  589,741 66,629
Texas Instruments  210,153 32,528
117,058
Software 1.4%
Microsoft  183,926 42,836
42,836
Technology Hardware, Storage & Peripherals 0.5%
Western Digital (1) 480,600 15,644
15,644
Total Information Technology 281,884
MATERIALS 4.8%
Chemicals 3.0%
CF Industries Holdings  324,091 31,194
International Flavors & Fragrances  424,867 38,590
RPM International  262,740 21,889
91,673
Containers & Packaging 1.8%
International Paper  1,681,655 53,308
53,308
Total Materials 144,981

T. ROWE PRICE Large-Cap Value Fund

Shares $ Value
(Cost and value in $000s)
‡
REAL ESTATE 5.2%
Equity Real Estate Investment Trusts 5.2%
AvalonBay Communities, REIT  386,642 71,216
Equinix, REIT  42,700 24,290
Welltower, REIT  240,659 15,479
Weyerhaeuser, REIT  1,670,527 47,710
Total Real Estate 158,695
UTILITIES 8.2%
Electric Utilities 4.3%
Entergy  167,160 16,822
NextEra Energy  137,726 10,799
Southern  1,504,239 102,288
129,909
Multi-Utilities 3.9%
Ameren  431,163 34,730
Dominion Energy  273,800 18,922
Sempra Energy  434,538 65,155
118,807
Total Utilities 248,716
Total Common Stocks (Cost $2,606,614) 2,955,200
CONVERTIBLE PREFERRED STOCKS 0.2%
HEALTH CARE 0.2%
Health Care Equipment & Supplies 0.2%
Becton Dickinson & Company, Series B, 6.00%, 6/1/23 (2) 129,492 6,134
6,134
Pharmaceuticals 0.0%
Elanco Animal Health, 5.00%, 2/1/23  19,539 408
408
Total Health Care 6,542
Total Convertible Preferred Stocks (Cost $7,450) 6,542
SHORT-TERM INVESTMENTS 2.0%
Money Market Funds 2.0%
T. Rowe Price Government Reserve Fund, 3.07% (3)(4) 60,655,009 60,655
Total Short-Term Investments (Cost $60,655) 60,655

T. ROWE PRICE Large-Cap Value Fund

Shares $ Value
(Cost and value in $000s)
‡
SECURITIES LENDING COLLATERAL 1.7%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 1.7%
Money Market Funds 1.7%
T. Rowe Price Government Reserve Fund, 3.07% (3)(4) 50,881,402 50,881
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 50,881
Total Securities Lending Collateral (Cost $50,881) 50,881
Total Investments in Securities 101.4%
(Cost $2,725,600) $ 3,073,278
Other Assets Less Liabilities (1.4)% (40,981)
Net Assets 100.0% $ 3,032,297
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at September 30, 2022.
(3) Seven-day yield
(4) Affiliated Companies
ADR American Depositary Receipts
EUR Euro
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Large-Cap Value Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30,
2022. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 3.07% $ — $ — $ 480++
Totals $ —# $ — $ 480+
Supplementary Investment Schedule
Affiliate
Value
12/31/21
Purchase
Cost
Sales
Cost
Value
09/30/22
T. Rowe Price Government
Reserve Fund, 3.07% $ 104,235  ¤  ¤ $ 111,536
Total $ 111,536^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $480 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $111,536.

T. ROWE PRICE Large-Cap Value Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Large-Cap Value Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York
Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation
Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)

T. ROWE PRICE Large-Cap Value Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.

T. ROWE PRICE Large-Cap Value Fund

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 2,919,580 $ 35,620 $ — $ 2,955,200
Convertible Preferred Stocks — 6,542 — 6,542
Short-Term Investments 60,655 — — 60,655
Securities Lending Collateral 50,881 — — 50,881
Total $ 3,031,116 $ 42,162 $ — $ 3,073,278

T. ROWE PRICE Large-Cap Value Fund

OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets. These are recent examples of global events which may have an impact on the fund’s performance, which could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring the risks and financial impacts arising from these events.
F1233-054Q3 09/22